PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
original cost of assets	$ 2,928	$ 2,614